HSBC Funds

Quarterly Report

July 31, 2024

HSBC RADIANT U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks — 98.4%
Biotechnology — 8.1%
Alkermes PLC (a)	13,530	369,639
Dynavax Technologies Corp. (a)	16,340	182,845
Halozyme Therapeutics, Inc. (a)	8,120	448,711
MiMedx Group, Inc. (a)	28,520	212,474
Myriad Genetics, Inc. (a)	10,380	290,329
Neurocrine Biosciences, Inc. (a)	2,540	359,588
United Therapeutics Corp. (a)	890	278,828
Vericel Corp. (a)	6,960	351,619
		2,494,033
Broadline Retail — 1.4%
Nordstrom, Inc.	18,210	415,734

Building Products — 5.8%
Apogee Enterprises, Inc.	5,830	400,171
Fortune Brands Innovations, Inc.	1,490	120,407
Gibraltar Industries, Inc. (a)	1,520	112,891
Griffon Corp.	5,870	422,992
Owens Corning	2,600	484,588
Quanex Building Products Corp.	7,030	234,802
		1,775,851
Capital Markets — 1.5%
Donnelley Financial Solutions, Inc. (a)	7,020	473,710

Commercial Banks — 6.0%
East West Bancorp, Inc.	5,750	505,367
First Horizon Corp.	27,420	458,737
Pathward Financial, Inc.	4,390	296,501
SouthState Corp.	2,980	294,931
Synovus Financial Corp.	6,010	280,967
		1,836,503
Construction & Engineering — 1.3%
Sterling Infrastructure, Inc. (a)	3,320	386,315

Consumer Staples Distribution & Retail — 1.8%
Sprouts Farmers Market, Inc. (a)	5,470	546,398

Containers & Packaging — 1.7%
Crown Holdings, Inc.	5,730	508,251

Diversified Consumer Services — 1.5%
Frontdoor, Inc. (a)	11,760	464,050

Electrical Equipment — 3.7%
Atkore, Inc.	2,780	375,300
NEXTracker, Inc. Class A (a)	8,210	403,439
Vertiv Holdings Co. Class A	4,460	351,002
		1,129,741
Electronic Equipment, Instruments & Components — 6.9%
Belden, Inc.	4,330	401,348
ePlus, Inc. (a)	3,440	316,205
Fabrinet (a)	1,560	344,073
Jabil, Inc.	3,900	439,413
Novanta, Inc. (a)	1,680	304,382
Vontier Corp.	7,790	305,602
		2,111,023
Entertainment — 0.7%
Cinemark Holdings, Inc. (a)	9,560	225,425

Financial Services — 2.9%
Voya Financial, Inc.	5,580	405,833
WEX, Inc. (a)	2,690	493,481
		899,314
Health Care Equipment & Supplies — 6.5%
Glaukos Corp. (a)	3,640	426,499
Haemonetics Corp. (a)	3,280	295,364
Inspire Medical Systems, Inc. (a)	1,610	227,091
Lantheus Holdings, Inc. (a)	4,200	440,286
RxSight, Inc. (a)	4,090	187,199
Tandem Diabetes Care, Inc. (a)	5,130	189,707
TransMedics Group, Inc. (a)	1,690	240,419
		2,006,565
Health Care Providers & Services — 4.3%
Brookdale Senior Living, Inc. (a)	30,510	235,842
Encompass Health Corp.	1,450	134,763
Ensign Group, Inc.	2,930	412,398
Option Care Health, Inc. (a)	9,260	274,930
Select Medical Holdings Corp.	6,490	258,042
		1,315,975
Hotel & Resort REITs — 1.4%
Host Hotels & Resorts, Inc. REIT	24,620	431,096

Household Durables — 4.1%
Installed Building Products, Inc.	2,080	562,328
Sonos, Inc. (a)	13,580	183,330
Tempur Sealy International, Inc.	9,730	509,365
		1,255,023
Insurance — 4.1%
Axis Capital Holdings Ltd.	5,590	423,442
Everest Group Ltd.	1,110	436,086
Palomar Holdings, Inc. (a)	4,410	405,764
		1,265,292

HSBC FAMILY OF FUNDS	1

HSBC RADIANT U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2024 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Machinery — 5.5%
Mueller Water Products, Inc. Class A	19,470	402,640
Snap-on, Inc.	1,400	401,842
Tennant Co.	4,150	446,913
Trinity Industries, Inc.	12,940	427,796
		1,679,191
Media — 2.2%
Magnite, Inc. (a)	30,820	448,123
PubMatic, Inc. Class A (a)	10,610	232,995
		681,118
Metals & Mining — 0.8%
Constellium SE Class A (a)	13,080	232,955

Real Estate Management & Development — 1.6%
Jones Lang LaSalle, Inc. (a)	2,000	501,800

Semiconductors & Semiconductor Equipment — 2.7%
Semtech Corp. (a)	13,670	433,613
SMART Global Holdings, Inc. (a)	11,260	263,484
Veeco Instruments, Inc. (a)	3,430	142,036
		839,133
Software — 10.9%
DocuSign, Inc. (a)	9,470	525,396
Elastic NV (a)	4,020	440,873
Gen Digital, Inc.	21,640	562,424
Guidewire Software, Inc. (a)	3,600	540,252
Manhattan Associates, Inc. (a)	2,050	523,529
Nutanix, Inc. Class A (a)	9,480	478,835
Tenable Holdings, Inc. (a)	6,070	278,734
		3,350,043
Specialized REITs — 2.2%
EPR Properties REIT	5,470	246,150
Iron Mountain, Inc. REIT	4,160	426,650
		672,800
Specialty Retail — 5.5%
Abercrombie & Fitch Co. Class A (a)	3,070	452,764
Burlington Stores, Inc. (a)	2,220	577,910
Dick’s Sporting Goods, Inc.	1,960	424,046
Gap, Inc.	10,490	246,305
		1,701,025
Technology Hardware, Storage & Peripherals — 1.9%
Pure Storage, Inc. Class A (a)	9,650	578,325

Textiles, Apparel & Luxury Goods — 1.4%
Kontoor Brands, Inc.	5,970	418,796

TOTAL COMMON STOCKS (Cost $24,065,802)		30,195,485

TOTAL INVESTMENTS IN SECURITIES (Cost $24,065,802) — 98.4%		30,195,485
Other Assets (Liabilities) — 1.6%		479,280
NET ASSETS — 100.0%		$30,674,765

(a)	Represents non-income producing security

2	HSBC FAMILY OF FUNDS

HSBC RADIANT U.S. SMALLER COMPANIES FUND

Schedule of Portfolio Investments — as of July 31, 2024 (Unaudited)

Value ($)
Affiliated Portfolio — 100.0%
HSBC Radiant U.S. Smaller Companies Portfolio	8,449,263
TOTAL AFFILIATED PORTFOLIO (Cost $6,504,882)	8,449,263

TOTAL INVESTMENTS IN SECURITIES (Cost $6,504,882) — 100.0%	8,449,263
Other Assets (Liabilities) — 0.0%	1,844
NET ASSETS — 100.0%	$8,451,107

Affiliated Investment Transactions:

A summary of the Fund’s investment in the Portfolio for the nine-month period ended July 31, 2024 is as follows:

	Value 10/31/2023 ($)	Contributions ($)	Withdrawals ($)	Net Realized Gains/(Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Net Income/(Loss) ($)	Value 07/31/2024 ($)
Radiant U.S. Smaller Companies Fund
HSBC Radiant U.S. Smaller Companies Portfolio	6,837,927	579,362	(922,630)	230,883	1,933,105	(209,384)	8,449,263
Total	6,837,927	579,362	(922,630)	230,883	1,933,105	(209,384)	8,449,263

HSBC FAMILY OF FUNDS	1

HSBC RADIANT U.S. SMALLER COMPANIES FUND (CLASS I)

Schedule of Portfolio Investments — as of July 31, 2024 (Unaudited)

Value ($)
Affiliated Portfolio — 99.7%
HSBC Radiant U.S. Smaller Companies Portfolio	22,225,502
TOTAL AFFILIATED PORTFOLIO (Cost $18,040,200)	22,225,502

TOTAL INVESTMENTS IN SECURITIES (Cost $18,040,200) — 99.7%	22,225,502
Other Assets (Liabilities) — 0.3%	58,050
NET ASSETS — 100.0%	$22,283,552

Affiliated Investment Transactions:

A summary of the Fund’s investment in the Portfolio for the nine-month period ended July 31, 2024 is as follows:

	Value 10/31/2023 ($)	Contributions ($)	Withdrawals ($)	Net Realized Gains/(Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Net Income/(Loss) ($)	Value 07/31/2024 ($)
Radiant U.S. Smaller Companies Fund (Class I)
HSBC Radiant U.S. Smaller Companies Portfolio	12,749,551	7,893,676	(2,345,034)	304,589	3,967,151	(344,431)	22,225,502
Total	12,749,551	7,893,676	(2,345,034)	304,589	3,967,151	(344,431)	22,225,502

HSBC FAMILY OF FUNDS	1